Related party disclosures - Compensation of Key Management Personnel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Fixed and variable wages, social charges and benefits expensed in the year	$ 2,179,000	$ 2,348,000	$ 2,376,000
Share-based payment expense for the year	1,106,000	1,397,000	1,043,000
Board members fees to non-executive members	210,000	199,000	190,000
Total compensation expense for key management personnel	3,495,000	$ 3,944,000	$ 3,609,000
Key management personnel
Disclosure of transactions between related parties [line items]
Total compensation expense for key management personnel	$ 18,000
Termination indemnity amount (in months)	18 months
Percentage of bonus in event of dismissal	150.00%